Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of financial information related to reportable segments

	Three Months Ended March 31,
	2017	2016
	(Dollars in thousands)
Revenues:
Homebuilding	$69,406	$42,303
Fee building, including management fees	55,617	42,937
Total	$125,023	$85,240

Income (loss) before income taxes:
Homebuilding	$(331)	$(3,134)
Fee building, including management fees	1,691	2,023
Total	$1,360	$(1,111)

	March 31,	December 31,
	2017	2016
	(Dollars in thousands)
Assets:
Homebuilding	$516,046	$393,095
Fee building	21,719	26,041
Total	$537,765	$419,136

Financial information relating to reportable segments was as follows:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in thousands)
Revenues:
Homebuilding	$507,949	$280,209	$56,094
Fee building, including management fees	186,507	149,890	93,563
Total	$694,456	$430,099	$149,657

Income before income taxes:
Homebuilding	$25,546	$23,698	$497
Fee building, including management fees	8,404	10,213	4,506
Total	$33,950	$33,911	$5,003

	December 31,
	2016	2015
	(Dollars in thousands)
Assets:
Homebuilding	$393,095	$331,697
Fee building	26,041	19,573
Total	$419,136	$351,270